CONSOLIDATED STATEMENTS OF CASH FLOWS (PARENTHETICAL) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net fair value of assets acquired and liabilities assumed of the company at the date of acquisition:
Total payments for business acquisitions of a Fiber Company, net of cash acquired		$ 3,875
Warrants issued upon the acquisition of Cyberseal			$ (1,500)
Total payments for business acquisitions of Cyberseal, net of cash acquired			$ 2,393
Fiber Company [Member]
Net fair value of assets acquired and liabilities assumed of the company at the date of acquisition:
Net assets (excluding cash and cash equivalents)		$ 410
Deferred tax liability		(819)
Deferred tax assets		474
Goodwill		1,760
Total payments for business acquisitions of a Fiber Company, net of cash acquired		3,875
Fiber Company [Member] | Technology-Based Intangible Assets [Member]
Net fair value of assets acquired and liabilities assumed of the company at the date of acquisition:
Intangible assets		1,337
Fiber Company [Member] | Customer Relationships [Member]
Net fair value of assets acquired and liabilities assumed of the company at the date of acquisition:
Intangible assets		315
Fiber Company [Member] | Order or Production Backlog [Member]
Net fair value of assets acquired and liabilities assumed of the company at the date of acquisition:
Intangible assets		$ 398
Cyberseal [Member]
Net fair value of assets acquired and liabilities assumed of the company at the date of acquisition:
Net assets (excluding cash and cash equivalents)			$ (279)
Deferred tax liability			(175)
Goodwill			3,181
Total purchase price			3,893
Warrants issued upon the acquisition of Cyberseal			(1,500)
Total payments for business acquisitions of Cyberseal, net of cash acquired			2,393
Cyberseal [Member] | Technology-Based Intangible Assets [Member]
Net fair value of assets acquired and liabilities assumed of the company at the date of acquisition:
Intangible assets			457
Cyberseal [Member] | Customer Relationships [Member]
Net fair value of assets acquired and liabilities assumed of the company at the date of acquisition:
Intangible assets			386
Cyberseal [Member] | Order or Production Backlog [Member]
Net fair value of assets acquired and liabilities assumed of the company at the date of acquisition:
Intangible assets			$ 323